Leases - Supplemental Balance Sheet Information (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Operating leases:
Operating lease right-of-use assets	$ 17,928	$ 19,122
Current portion of operating lease liabilities	1,699	1,646
Long-term operating lease liabilities	16,839	18,177
Total operating lease liabilities	18,538	19,823
Finance leases:
Property and equipment, gross	1,608	1,375
Accumulated depreciation	(284)	(188)
Property and equipment, net	1,324	1,187
Current portion of long-term debt	59	50
Long-term debt	1,406	1,250
Total finance lease liabilities	$ 1,465	$ 1,300
Weighted average remaining lease term (in years)
Operating leases	12 years 2 months 12 days	12 years 9 months 18 days
Finance leases	19 years 4 months 24 days	20 years
Weighted average discount rate
Operating leases	4.40%	4.40%
Finance leases	4.90%	5.00%
Disposal Group, Held-for-sale, Not Discontinued Operations
Operating leases:
Operating lease right-of-use assets	$ 56
Current portion of operating lease liabilities	21
Long-term operating lease liabilities	$ 39